BUSINESS COMBINATIONS (Details) - USD ($)	May 18, 2021	Oct. 14, 2020	Feb. 12, 2020
Business Acquisition [Line Items]
Trading day immediately preceding period	30 days
Gross proceeds from common stock indemnification claims	$ 9,100,000
Bailey 44, LLC
Business Acquisition [Line Items]
Business acquisition interest acquired			100.00%
Business acquisition issuable amount		$ 11,000,000.0
Number of shares connection with merger			16,603,773
Number of shares held back solely			4,150,944
Business combination indemnification provisions			$ 11,000,000
Gross proceeds from common stock indemnification claims			$ 11,000,000
Bailey 44, LLC | Series B convertible preferred stock
Business Acquisition [Line Items]
Business acquisition aggregate shares issuable			20,754,717
Business acquisition issuable amount			$ 4,500,000
Harper & Jones LLC
Business Acquisition [Line Items]
Business acquisition interest acquired	100.00%
Business acquisition issuable amount		40,000,000.0
Number of shares connection with merger	2,192,771
Gross proceeds from common stock indemnification claims		9,100,000
Harper & Jones LLC | Initial Public Offering
Business Acquisition [Line Items]
Business acquisition issuable amount	$ 9,100,000	$ 9,100,000
Cash payments	$ 500,000